Other Debt Securities	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Other Debt Securities
10.	OTHER DEBT SECURITIES
The following table shows the Bank’s holdings of other debt securities, net of the impairment allowances, as of December 31, 2025 and 2024:

Name	Holdings
	12/31/2025		12/31/2024
	Fair value level	Book amounts	Book amounts
Measured at fair value through other comprehensive income
- Local
Government securities
Argentine Bonds US dollar Step-up – Maturity 07-09-2030	1	48,808	12,473,579
Argentine Treasury Bonds in pesos adjusted by CER 4.25% – Maturity 02-14-2025			477,126,383

Subtotal local government securities (1)		48,808	489,599,962

- Foreign
Government securities
US Treasury Bills - Maturity 01-06-2026	1	65,648,357
US Treasury Bills - Maturity 01-13-2026	1	30,614,694
US Treasury Bills - Maturity 01-15-2026	1	14,575,405
US Treasury Bills - Maturity 01-27-2026	1	7,279,120
US Treasury Bills - Maturity 01-16-2025			36,611,753
US Treasury Bills - Maturity 01-02-2025			27,161,793
US Treasury Bills - Maturity 01-14-2025			23,735,820

Subtotal foreign government securities		118,117,576	87,509,366

Total other debt securities measured at fair value though other comprehensive income		118,166,384	577,109,328

Measured at amortized cost
- Local
Government securities
Argentine Treasury Bonds at a discount in Pesos adjusted by CER – Maturity 06-30-2027	1	3,242,092,349	3,203,070,801
Argentine Treasury Bills in pesos TAMAR - Maturity 01-16-2026	1	437,664,436
Argentine Treasury Bills in pesos TAMAR - Maturity 08-31-2026	1	290,547,385
Argentine Treasury Bills in pesos TAMAR - Maturity 04-30-2026	1	257,995,575
Argentine Treasury Bonds in pesos - Maturity 05-23-2027	2	21,324,381	46,583,596
Province of Buenos Aires Debt Securities variable rate – Maturity 12-05-2027	1	11,014,718	14,011,461
Province of Córdoba Debt Securities in pesos C04 – Maturity 12-05-2027	1	9,447,631	9,454,335
Discount Bonds in pesos 5.83% - Maturity 12-31-2033	1	6,929,276	7,793,688
Argentine Treasury Bonds in pesos BADLAR x0.7 – Maturity 11-23-2027	2	6,160,003	10,786,455
Municipality of Córdoba Government Securities S51 – Maturity 02-13-2027	2	5,101,631
Other		6,565,192	233,185,202

Subtotal local government securities (2)		4,294,842,577	3,524,885,538

(1)
In February 2025, under the terms of section 2, Presidential Decree No. 846/2024 issued by the Ministry of Economy, the Bank entered into voluntary debt exchange. The security involved in such exchange transaction was as follows:

•	Argentine Treasury Bonds in pesos adjusted by CER 4.25% - Maturity 02-14-2025 (T2X5) for a face value of 28,282,779,133.

(2)	The holding at amortized cost includes Argentine Treasury Bonds in pesos adjusted by CER – Maturity 06-30-2027 acquired in the first quarter of 2024 through primary subscription.

Name (contd.)	Holdings
	12/31/2025		12/31/2024
	Fair value level	Book amounts	Book amounts
Private securities
Corporate Bonds Newsan SA C022 – Maturity 05-15-2026	1	2,173,930
Fiduciary Debt Securities Megabono Financial Trust S316 CL.A – Maturity 03-01-2027	2	390,781
Fiduciary Debt Securities Secubono Financial Trust S243 CL.A - Maturity 04-28-2026	2	238,642
Fiduciary Debt Securities Secubono Financial Trust S242 CL.A - Maturity 03-30-2026	2	15,629
Corporate Bonds Vista Energy Argentina SAU C20 – Maturity 07-20-2025			4,329,850
Corporate Bonds Vista Oil y Gas Argentina SAU C15 – Maturity 01-20-2025			3,693,466
Fiduciary Debt Securities Red Surcos Financial Trust S033 CL.A – Maturity 07-05-2025			1,035,683
Fiduciary Debt Securities Secubono Financial Trust S237 CL.A – Maturity 07-28-2025			663,371
Corporate Bonds SME Liliana SRL Guaranteed S01 – Maturity 04-18-2025			301,720
Fiduciary Debt Securities Payway Collection Acel Financial Trust S01 CL.B – Maturity 04-15-2025			22,802

Subtotal local private securities		2,818,982	10,046,892

Total other debt securities measured at amortized cost		4,297,661,559	3,534,932,430

TOTAL OTHER DEBT SECURITIES		4,415,827,943	4,112,041,758

As of December 31, 2025 the unrealized gains and losses from government securities amounted to 11,165 and 1,478, respectively. In addition, as of December 31, 2024, the unrealized gains and loss
es from government securities amounted to 691,202 and 8,153,007, respectively.